DERIVATIVE LIABILITIES (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Average Stock Price	$ 0.23
Term in Years	2 months 23 days
Expected Stock Price Volatility	52.60%
Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Average Stock Price		$ 0.33
Term in Years		1 year
Expected Stock Price Volatility		90.01%	83.30%
Top Up Provision [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Average Stock Price	$ 0.18
Weighted-Average Probability	75.00%
Term in Years	5 years
Expected Stock Price Volatility	115.00%
Short Term Warrant [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Average Stock Price	$ 0.18
Term in Years	7 days
Expected Stock Price Volatility	115.00%
Derivative Liabilities One [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Balance at Beginning of Period	$ 6,935,000
Initial Recognition of Derivative Liabilities	30,501,000
Change in Fair Value of Derivative Liabilities	(16,212,000)
Balance at End of Period	$ 21,224,000
Derivative Liabilities One [Member] | Medmen Enterprises Inc. [Member]
Debt Securities, Held-to-maturity, Allowance for Credit Loss [Line Items]
Balance at Beginning of Period		$ 546,076	$ 9,343,485
Initial Recognition of Derivative Liabilities		7,228,211
Change in Fair Value of Derivative Liabilities		(838,767)	(8,797,409)
Balance at End of Period		$ 6,935,520	$ 546,076